INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
INVESTMENTS IN ASSOCIATES	INVESTMENT IN ASSOCIATES
19(a)    Associates of our Company

			Percentage of equity interest
			As of December 31
Company Name	Nature of business	Country of incorporation	2025	2024
Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)	Manufacturing of rubber cable	PRC	25.00%	25.00%
Siam Pacific Holding Company Limited (“SPHC”)	Investment & holding company	Thailand	49.00%	49.00%
Loxpac (Thailand) Company Limited (“Loxpac”) (Formerly known as “Loxley Pacific Co., Ltd.")	Providing telecommunication service	Thailand	21.39%	21.39%
Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )	Investment & holding company	Hong Kong	10.64% *	23.10%

During the year ended December 31, 2025, our Company disposed of 6,333 shares in Loxpac HK, resulting in a net gain of $662 recognized in profit or loss. The remaining 9,825 shares have been classified as held for sale in accordance with IFRS 5, and the Company ceased applying the equity method from the date of classification. Further details regarding the held for sale classification are disclosed in Note 20 and Note 30.

	As of December 31,
	2025	2024
	US$’000	US$’000
At January 1	807	810
Share of loss of associates	(2)	(2)
Exchange difference	70	(1)
At December 31	875	807
The investments in SPRC, Loxpac and Loxpac HK have been fully impaired.
19. INVESTMENT IN ASSOCIATES
19(c) Summarized financial information for associates
The following table summarized financial information of our Company’s investments in associates:

	As of December 31,
	2025	2024
	US$’000	US$’000
Summarized financial information of SPHC:
Current assets	—	4
Non-current assets	1,993	1,834
Current liabilities	(2)	(3)
Non-current liabilities	(205)	(189)
Equity	1,786	1,646

Reconciliation to our Company’s investments in associates:
Percentage of equity interest	49%	49%
Carrying amount of the investment	875	810

	For the year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Summarized financial information of SPHC:
Revenue	—	—	—
Loss for the year	(3)	(5)	(4)

Reconciliation to our Company’s investments in associates:
Percentage of equity interest	49%	49%	49%
Share of the associates’ loss for the year:	(2)	(2)	(2)
As of December 31, 2025 and 2024, our Company's associates had no contingent liabilities or capital commitments.